UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: September 30, 2004

Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	100 Pine Street
		Suite #2800
		San Francisco, CA  94111

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	415-398-8766

Signature, Place, and Date of Signing:

	Michael McNeill, San Francisco, California November 4, 2004

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		28

Form 13F Information Table Value Total:		$59,985
List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2678 33485.428SH       SOLE                33485.428
AFLAC INC                      COM              001055102     2248 57325.475SH       SOLE                57325.475
APOLLO GROUP INC - CL A        COM              037604105     3089 42105.000SH       SOLE                42105.000
BRISTOL MYERS SQUIBB           COM              110122108      663 28010.000SH       SOLE                28010.000
CANADIAN NATIONAL RAILWAY CO.  COM              136375102     3593 74076.504SH       SOLE                74076.504
CHEVRONTEXACO CORP             COM              166764100     2530 47171.212SH       SOLE                47171.212
CISCO SYSTEMS INC              COM              17275R102     1506 83210.000SH       SOLE                83210.000
COCA-COLA ENTERPRISES INC      COM              191219104     1457 77075.105SH       SOLE                77075.105
CONOCOPHILLIPS                 COM              20825C104     3173 38295.732SH       SOLE                38295.732
EXXON MOBIL CORP               COM              30231G102      341 7065.000 SH       SOLE                 7065.000
FEDEX CORP                     COM              31428X106     2805 32730.043SH       SOLE                32730.043
GENERAL ELECTRIC               COM              369604103      245 7300.000 SH       SOLE                 7300.000
INTEL CORP                     COM              458140100     2457 122494.723SH      SOLE               122494.723
IRON MOUNTAIN                  COM              462846106     2885 85221.000SH       SOLE                85221.000
JOHNSON & JOHNSON              COM              478160104     2660 47220.616SH       SOLE                47220.616
KIMBERLY CLARK                 COM              494368103     1572 24330.756SH       SOLE                24330.756
LABORATORY CORP OF AMERICA     COM              50540r409     3065 70100.000SH       SOLE                70100.000
MEDIMMUNE INC                  COM              584699102     1265 53385.000SH       SOLE                53385.000
MEDTRONIC INC                  COM              585055106     2872 55345.382SH       SOLE                55345.382
MICROSOFT CORP                 COM              594918104     2172 78550.586SH       SOLE                78550.586
PATTERSON COMPANIES INC.       COM              703395103     2148 28055.000SH       SOLE                28055.000
PAYCHEX INC                    COM              704326107     2169 71950.910SH       SOLE                71950.910
SLM CORP                       COM              78442P106     2517 56430.711SH       SOLE                56430.711
SUN MICROSYSTEMS INC           COM              866810104      430 106400.000SH      SOLE               106400.000
TARGET CORP                    COM              87612E106     2995 66180.347SH       SOLE                66180.347
WATERS CORPORATION             COM              941848103     2471 56025.000SH       SOLE                56025.000
WELLS FARGO & COMPANY          COM              949746101      533 8935.000 SH       SOLE                 8935.000
WHOLE FOODS MARKET INC         COM              966837106     3448 40185.374SH       SOLE                40185.374